Securities Purchased Under Agreements to Resell - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Resale Agreement Counterparty [Line Items]
Collateral percentage of underlying securities, minimum	95.00%
Collateral percentage of underlying securities, maximum	110.00%
Market value of collateral securities	$ 806	$ 1,100
Market value of collateral securities, repledged	$ 247	$ 165